UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21552
                                                     ---------

                     J.P. Morgan Multi-Strategy Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                            245 Park Avenue, Floor 3
                               New York, NY 10167
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               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                            245 Park Avenue, Floor 8
                               New York, NY 10167
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                     (Name and address of agent for service)

                                    Copy to:
                                  James G. Silk
                           Wilkie Farr & Gallagher LLP
                               1875 K Street, N.W.
                           Washington, D.C. 20006-1238

        Registrant's telephone number, including area code: 212-648-1953
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                                  June 30, 2007
                                   (Unaudited)

                                                                                                            % OF
                                                                                                            MEMBERS'
STRATEGY                         INVESTMENT FUND                                  COST        FAIR VALUE    CAPITAL     LIQUIDITY
--------                         ---------------                                  ----       ------------   -------     ---------
Distressed Securities            Ore Hill Fund, L.P.                          $  3,095,000    $ 4,848,445    2.99%     Semi-Annually
Distressed Securities            Strategic Value Restructuring Fund, L.P.        5,215,669      7,457,394    4.60%        Annually
Distressed Securities            Strategic Value Restructuring Fund,
                                   L.P. Side Pocket                                896,668        895,145    0.55%      Side Pocket
                                                                              ------------   ------------  ------
                                 TOTAL                                           9,207,337     13,200,984    8.14%
                                                                              ------------   ------------  ------
Long/Short Equities              Black Bear Fund I, L.P.                         5,084,000      6,018,075    3.71%       Quarterly
Long/Short Equities              Eastern Advisor Fund, L.P.                        322,253        315,688    0.19%      Side Pocket
Long/Short Equities              Glenview Institutional Partners, L.P.           3,583,962      5,650,243    3.49%       Quarterly
Long/Short Equities              Glenview Institutional Partners, L.P.
                                   Designated Investments                           94,349        100,960    0.06%      Side Pocket
Long/Short Equities              Lansdowne European Long Only, L.P.              4,400,000      5,498,363    3.39%       Quarterly
Long/Short Equities              Narragansett I. L.P.                               11,743          7,942    0.01%      Side Pocket
Long/Short Equities              PMA Prospect Fund                               5,811,409      6,490,580    4.01%        Monthly
Long/Short Equities              Tremblant Concentrated Fund, L.P.               5,000,000      5,877,895    3.63%        Annually
Long/Short Equities              ValueAct Capital Partners, L.P.                 5,750,000      6,984,540    4.31%        Annually
Long/Short Equities              ValueAct Capital Partners III, L.P.             3,500,000      3,592,748    2.22%        Annually
                                                                              ------------   ------------  ------
                                 TOTAL                                          33,557,716     40,537,034   25.02%
                                                                              ------------   ------------  ------
Merger Arbitrage/Event Driven    Deephaven Event Fund, LLC                       4,771,973      6,360,937    3.93%        Monthly
Merger Arbitrage/Event Driven    Magnetar Capital Fund, L.P.                     6,000,000      7,575,108    4.68%     Semi-Annually
Merger Arbitrage/Event Driven    Pendragon Lancelot II Fund, LLC                 4,150,885      6,297,186    3.89%       Quarterly
                                                                              ------------   ------------  ------
                                 TOTAL                                          14,922,858     20,233,231   12.50%
                                                                              ------------   ------------  ------
Opportunistic                    Brevan Howard, L.P.                             4,684,000      5,868,271    3.62%        Monthly
Opportunistic                    Red Kite Compass Fund, L.P.                     1,806,937      2,250,301    1.39%       Quarterly
                                                                              ------------   ------------  ------
                                 TOTAL                                           6,490,937      8,118,572    5.01%
                                                                              ------------   ------------  ------
Relative Value                   Aviator Partners, L.P.                              8,179          4,214    0.00%       Quarterly
Relative Value                   BAM Opportunity, L.P.                           4,590,604      4,694,070    2.90%       Quarterly
Relative Value                   Black River Commodity Multi-Strategy
                                   Fund, LLC                                     5,601,197      6,079,209    3.75%     Semi-Annually
Relative Value                   Black River Commodity Multi-Strategy
                                    Fund, LLC Designated Investments                98,803        132,043    0.08%      Side Pocket
Relative Value                   D.E. Shaw Composite Fund, LLC                   5,940,249      7,446,152    4.60%       Quarterly
Relative Value                   D.E. Shaw Composite Fund, LLC Side Pocket         518,326        669,537    0.41%      Side Pocket
Relative Value                   D.E. Shaw Oculus Fund, LLC                      3,750,000      6,298,279    3.89%       Quarterly
Relative Value                   DKR Sound Shore Oasis Fund, L.P.                6,371,533      8,498,838    5.25%       Quarterly
Relative Value                   Evolution M Fund, L.P.                          6,805,533      8,421,620    5.20%       Quarterly
Relative Value                   Hudson Bay Fund, L.P.                           3,824,320      4,197,675    2.59%       Quarterly
Relative Value                   Hudson Bay Fund, L.P. Special Investment          425,680        425,278    0.26%      Side Pocket
Relative Value                   QVT Associates, L.P.                            7,441,917     10,985,214    6.78%       Quarterly
Relative Value                   QVT Associates, L.P. Special Investments          550,083        523,201    0.32%      Side Pocket
Relative Value                   Red Kite Metals Fund, LLC                       3,612,074      3,963,551    2.45%       Quarterly
Relative Value                   Waterfall Eden Fund, L.P.                       4,150,000      4,154,454    2.56%       Quarterly
                                                                              ------------   ------------  ------
                                 TOTAL                                          53,688,498     66,493,335   41.04%
                                                                              ------------   ------------  ------
Short Selling                    Copper River Partners, L.P.                     3,555,569      3,339,210    2.06%        Annually
Short Selling                    Kingsford Capital Partners, L.P.                3,729,682      3,892,247    2.40%       Quarterly
                                                                              ------------   ------------  ------
                                 TOTAL                                           7,285,251      7,231,457    4.46%
                                                                              ------------   ------------  ------
                                 TOTAL INVESTMENTS                            $125,152,597    155,814,613   96.17%
                                                                              ============

                                 Other Assets, less Other Liabilities                           6,205,387    3.83%
                                                                                             ------------  ------

                                 MEMBERS' CAPITAL                                            $162,020,000  100.00%
                                                                                             ============  ======

                       Schedule of Investments (concluded)
                                  June 30, 2007
                                   (Unaudited)


           Investment Objective as a percentage of Total Investments

[PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Distressed Securities                                             8.47%
Long/Short Equities                                              26.02%
Merger Arbitrage/Event Driven                                    12.99%
Opportunistic                                                     5.21%
Relative Value                                                   42.67%
Short Selling                                                     4.64%
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Total                                                           100.00%
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THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 96.17% OF MEMBERS'
CAPITAL, HAVE BEEN VALUED AT FAIR VALUE. THE BOARD OF DIRECTORS HAS APPROVED PROCEDURES PURSUANT TO WHICH THE FUND VALUES ITS INVESTMENTS IN INVESTMENT FUNDS AT FAIR VALUE.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of fees ranging from 1% to 3% annually of net assets and incentive fees of 20% to 30% of net profits earned.

At June 30, 2007, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation on investments was $31,071,583 and gross unrealized depreciation was $409,567 resulting in net unrealized appreciation on investments of $30,662,016.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               J.P. Morgan Multi-Strategy Fund, L.L.C.
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By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer
                           (principal executive officer)

Date  August 23, 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date  August 23, 2007
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By (Signature and Title)*  /s/ Thomas J. DiVuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date  August 24, 2007
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 * Print the name and title of each signing officer under his or her signature.